SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2023
Segmented Information
SEGMENTED INFORMATION

16. SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Botswana, Greenland and Canada. The Company’s geographic segments are as follows:

	September 30, 2023	December 31, 2022
Current assets
Canada	6,122,644	3,198,344
Barbados	340,360	493,552
Botswana	4,770,706	2,746,450
Total	11,233,710	6,438,346

	September 30, 2023	December 31, 2022
Property, plant and equipment
Canada	9,438	10,714
Botswana	5,783,505	3,383,956
Total	5,792,943	3,394,670

	September 30, 2023	December 31, 2022
Exploration and evaluation assets
Botswana	44,692,577	31,823,982